Net Defined Benefit Liabilities (Assets) - Additional Information (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2025 KRW (₩)
Disclosure of net defined benefit liability (asset) [abstract]
Expected contributions to post-employment benefit plans	₩ 262,365
Weighted average duration of the defined benefit obligations	6 years 8 months 12 days